UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                  FORM 13F

                             FORM 13F COVER PAGE

Report for Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number:1

This Amendment (Check only one.):                   [ ]is a restatement
                     [ ]adds new holdings entries.

Institutional Investment Manager Filing the Report:
                       Name:       Hudson Valley Investment Advisors, LLC
                       Address:   117 Grand Street
                                           P.O. Box 268
                                           Goshen, NY 10924
                      13F File Number:28-12105

The institutional investment manager, filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergal


Person Signing this Report on Behalf of Reporting Manager:

Name:                           Mark A Lazarczyk
Title:                          Chief Compliance Officer
Phone:                          845-294-6127
Signature,              Place,                          and Date of Signing:
Mark A. Lazarczyk       Goshen, New York                JUNE 30, 2011
Report Type (Check only one.):
                                [X]     13F HOLDING REPORT.
                                [ ]     13F NOTICE.
                                [ ]     13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		79
Form 13F Information Table Value Total:		$111,797

List of Other Included Managers:


No. 13F File Number				Name

   Form 13F Information Table
					                   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER	       VOTING AUTHORITY
   NAME OF ISSUER	       TITLE OF CLASS	 CUSIP	  (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS       SOLE    SHARED    NONE

3M COMPANY		       COM		885794101      784     8495 SH	     SOLE	              8495        0      0
ALBEMARLE CORPORATION	       COM		012653101      202     2920 SH	     SOLE		      2920	  0      0
AMGEN INC		       COM		031162100      247     4239 SH	     SOLE		      4239        0      0
AT & T INC		       COM		00206R102     1857    60484 SH	     SOLE		     60484        0      0
AUTO DATA PROCESSING	       COM		053015103     1196    22722 SH	     SOLE		     22722        0      0
BALCHEM CORP		       COM	        057665200      251     5742 SH       SOLE		      5742	  0	 0
BANK AMERICA CORP	       COM		060505104     1935   177906 SH 	     SOLE		    177906        0      0
BANK OF NY MELLON CORP	       COM		064058100     1190    46475 SH	     SOLE		     46475        0      0
BERKSHIRE BANCP INC DEL	       COM		084597202      945   139234 SH	     SOLE		    139234        0      0
BEST BUY INC		       COM		086516101     1124    35912 SH	     SOLE		     35912        0      0
BLACKROCK INC		       COM		09247X101      590     3079 SH	     SOLE		      3079        0      0
BOEING CO		       COM		097023105      782    10586 SH	     SOLE		     10586        0      0
BRISTOL-MYERS SQUIBB CO	       COM		110122108     2193    76304 SH	     SOLE		     76304        0      0
C V S CORP DEL		       COM		126650100     2398    63821 SH	     SOLE		     63821        0      0
CARDINAL HEALTH INC	       COM		14149Y108     1454    32115 SH	     SOLE		     32115        0      0
CHEVRONTEXACO CORP	       COM		166764100     4566    44532 SH	     SOLE		     44532        0      0
CHUBB CORPORATION	       COM		171232101     2169    34651 SH	     SOLE		     34651        0      0
CISCO SYSTEMS INC	       COM		17275R102     1791   115335 SH       SOLE		    115335        0      0
CITRIX SYSTEMS INC	       COM		177376100     2832    35505 SH	     SOLE		     35505        0      0
COMMERCIAL METALS CO	       COM		201723103      841    58618 SH	     SOLE		     58618        0      0
CONOCOPHILLIPS 		       COM		20825c104     2922    38865 SH	     SOLE		     38865	  0	 0
CORNING INC		       COM		219350105      462    25480 SH	     SOLE		     25480	  0	 0
COVIDIEN LTD		       COM		G2552X108      783    14715 SH	     SOLE		     14715	  0	 0
DOW CHEMICAL COMPANY	       COM		260543103      354     9859 SH	     SOLE		      9859	  0	 0
E M C CORP MASS		       COM		268648102     1108    40231 SH	     SOLE		     40231        0      0
EMERSON ELECTRIC CO	       COM		291011104     2678    47615 SH	     SOLE		     47615        0      0
EXXON MOBIL CORPORATION	       COM		30231G102     4592    57179 SH	     SOLE		     57179        0      0
GENERAL ELECTRIC COMPANY       COM		369604103     2571   137014 SH	     SOLE		    137014        0      0
GOLDMAN SACHS GROUP INC	       COM		38141G104     1435    10787 SH	     SOLE		     10787        0      0
HALLIBURTON COMPANY	       COM		406216101     3509    68819 SH	     SOLE		     68819        0      0
HOME DEPOT INC		       COM		437076102     2642    73631 SH	     SOLE		     73631        0      0
INTEL CORP		       COM		458140100     2883   130130 SH       SOLE		    130130        0      0
INTL BUSINESS MACHINES	       COM		459200101     1273     7422 SH	     SOLE		      7422        0      0
INTL FLAVOR & FRAGRANCES       COM		459506101      822    12800 SH	     SOLE		     12800        0      0
JEFFERSONVILLE BANCORP	       COM		47559A103      381    36477 SH	     SOLE		     36477        0      0
JOHNSON & JOHNSON	       COM		478160104     4571    69771 SH	     SOLE		     69771        0      0
JP MORGAN CHASE & CO	       COM		46625H100     1904    47072 SH	     SOLE		     47072        0      0
KRAFT FOODS INC		       COM		50075N104     1390    39466 SH	     SOLE		     39466        0      0
LOWES COMPANIES INC	       COM	        548661107      201     8660 SH       SOLE		      8660  	  0	 0
M D U RESOURCES GROUP INC      COM		552690109      271    12054 SH	     SOLE		     12054        0      0
MCDONALDS CORPORATION	       COM		580135101      588     7082 SH	     SOLE		      7082        0      0
MEDCOHEALTH SOLUTIONS	       COM		58405U102     1370    24242 SH	     SOLE		     24242        0      0
MERCK & CO INC		       COM		58933Y105      943    27024 SH	     SOLE		     27024        0      0
METLIFE INC		       COM		59156R108      771    17844 SH	     SOLE	             17844        0      0
MICROSOFT CORP		       COM		594918104     2890   112196 SH       SOLE		    112196        0      0
NABORS INDS INC		       COM		G6359F103     1161    47425 SH	     SOLE		     47425        0      0
NEW YORK COMNTY BANCORP	       COM		649445103      156    10471 SH	     SOLE		     10471	  0	 0
NEXTRA ENERGY INC.	       COM		302571104      292     5093 SH	     SOLE		      5093        0      0
NORFOLK SOUTHERN CORP	       COM		655844108      256     3425 SH	     SOLE		      3425	  0	 0
NORTHROP GRUMMAN CORP	       COM		666807102      495     7150 SH	     SOLE                     7150        0      0
OCCIDENTAL PETE CORP	       COM		674599105      278     2680 SH	     SOLE		      2680        0      0
ORACLE CORPORATION	       COM		68389X105     4346   132279 SH       SOLE		    132279        0      0
ORANGE CNTY BANCORP INC	       COM	        68417L107      200     5117 SH	     SOLE		      5117	  0      0
PEPSICO INCORPORATED	       COM		713448108     2777    39579 SH	     SOLE		     39579        0      0
PFIZER INCORPORATED	       COM		717081103     2358   115953 SH	     SOLE		    115953        0      0
PNC FINANCIAL SERVICES	       COM		693475105      571     9582 SH	     SOLE		      9582        0      0
PPL CORPORATION		       COM		69351T106      297    11105 SH	     SOLE		     11105	  0      0
PRECISION CASTPARTS CORP       COM		740189105     1415     8600 SH	     SOLE		      8600        0      0
PROCTER & GAMBLE CO	       COM		742718109     2432    39140 SH	     SOLE		     39140        0      0
PROVIDENT NEW YORK BANCORP     COM		744028101     3701   443996 SH	     SOLE	                 0        0 443996
QUALCOMM INC		       COM		747525103      467     8238 SH	     SOLE		      8238        0      0
REPUBLIC SERVICES INC	       COM		760759100      434    14100 SH	     SOLE		     14100        0      0
RSTK INTERLINK US NETWORKS     COM	        45875T905        1    45000 SH 	     SOLE                    45000        0      0
SARA LEE CORP		       COM		803111103      318    16775 SH	     SOLE		     16775        0      0
SPECTRA ENERGY CORP	       COM		847560109      299    10926 SH	     SOLE		     10926	  0      0
SUPERVALU INC		       COM		868536103      239    25483 SH	     SOLE 		     25483        0      0
SYSCO CORPORATION	       COM		871829107     1237    39773 SH	     SOLE		     39773        0      0
TEVA PHARM INDS LTD ADRF       COM		881624209      363     7539 SH	     SOLE		      7539        0      0
THE CHARLES SCHWAB CORP	       COM		808513105      669    40681 SH	     SOLE		     40681        0      0
THERMO ELECTRON CORP	       COM		883556102     3080    47840 SH	     SOLE		     47840        0      0
TIME WARNER INC		       COM		00184A105      877    24137 SH	     SOLE		     24137        0      0
TYCO INTL LTD NEW	       COM		902124106      986    20152 SH	     SOLE		     20152        0      0
UNTIED TECHNOLOGIES CORP       COM		913017109      206     2430 SH	     SOLE		      2430 	  0	 0
VENTANA BIOTECH INC	       COM		92277F109        0    10000 SH       SOLE		     10000        0      0
VERIZON COMMUNICATIONS	       COM		92343V104     2880    77632 SH	     SOLE		     77632        0      0
WAL-MART STORES INC	       COM		931142103     2380    45226 SH	     SOLE		     45226        0      0
WARWICK VALLEY TELEPHONE CO    COM		936750108      363    25200 SH	     SOLE		     25200	  0      0
WATSON PHARMACEUTICALS	       COM		942683103     2477    36050 SH	     SOLE		     36050        0      0
WELLS FARGO  & CO NEW	       COM		949746101      520    18563 SH	     SOLE		     18563        0      0